FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Financial Statements

December 31, 2020

(With Report of Independent Registered Public Accounting Firm Thereon)

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company
and Contract Owners of First Investors Life Variable Annuity Fund D:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise First Investors Life Variable Annuity Fund D (collectively, the Separate Account) as of December 31, 2020, the related statements of operations for the year or period then ended (as described in the Appendix), the statements of changes in net assets for each of the years or periods (as described in the Appendix) in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods (as described in the Appendix) in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2020, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.

Hartford, Connecticut

April 12, 2021

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

1

Appendix

Statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended.

Goldman Sachs VIT Government Money Market
Delaware VIP Fund for Income
Delaware VIP Growth & Income
Delaware VIP Special Situations
Delaware VIP International
Delaware VIP Growth Equity
Delaware VIP Investment Grade
Delaware VIP Limited Duration Bond
Delaware VIP Opportunity
Delaware VIP Total Return
Delaware VIP Equity Income

Statement of operations for the period from January 1, 2020 to December 11, 2020 (closure), statements of changes in net assets for the period from January 1, 2020 to December 11, 2020 and the year ended December 31, 2019, and the financial highlights for the period from January 1, 2020 to December 11, 2020 and each of the years in the four-year period ended December 31, 2019.

Covered Call Strategy

Financial highlights for the period from January 1, 2018 to August 17, 2018 (closure) and each of the years in the two-year period ended December 31, 2017.

Real Estate

Financial highlights for the period from January 1, 2018 to December 14, 2018 (closure) and each of the years in the two-year period ended December 31, 2017.

Government
Balanced Income

2

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Statement of Assets and Liabilities

December 31, 2020

	Goldman Sachs	Delaware VIP	Delaware VIP	Delaware VIP
	VIT Government	Fund for	Growth &	Special	Delaware VIP	Delaware VIP
	Money Market	Income	Income	Situations	International	Growth Equity
Assets:
Investments at net
asset value (note 3):
Number of shares	6,020,388	3,109,099	1,693,949	733,640	1,026,905	1,115,057
Cost	$6,020,388	$19,959,260	$53,096,661	$20,500,203	$19,484,090	$14,993,674
Investment at Fair Value	$6,020,388	$20,022,599	$47,718,545	$20,101,734	$19,675,507	$22,066,972
Liabilities:
Payable to Nassau Life Insurance Company	4,802	23,172	55,011	22,972	22,627	25,201
Net assets	6,015,586	19,999,427	47,663,534	20,078,762	19,652,880	22,041,771
Net assets represented by
contracts in accumulation period	$6,015,586	$19,999,427	$47,663,534	$20,078,762	$19,652,880	$22,041,771

Outstanding Units:	560,234	842,032	1,345,476	713,417	711,331	878,031

Unit Value:	$10.737	$23.743	$35.407	$28.140	$27.614	$25.095

(Continued)

3

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Statement of Assets and Liabilities

December 31, 2020

	Delaware VIP	Delaware VIP			Delaware VIP
	Investment	Limited Duration	Delaware VIP	Delaware VIP	Equity
	Grade	Bond	Opportunity	Total Return	Income
Assets:
Investments at net asset value (note 3):
Number of shares	1,373,098	859,162	1,198,209	1,890,435	1,457,540
Cost	$14,742,223	$8,106,380	$16,938,416	$22,475,830	$23,620,323
Investment at Fair Value	$15,927,938	$8,368,238	$20,489,378	$23,743,866	$23,495,552
Liabilities:
Payable to Nassau Life Insurance Company	18,502	9,841	23,565	27,323	27,281
Net assets	15,909,436	8,358,397	20,465,813	23,716,543	23,468,271
Net assets represented by
contracts in accumulation period	$15,909,436	$8,358,397	$20,465,813	$23,716,543	$23,468,271

Outstanding Units:	637,863	858,863	987,037	1,659,736	786,073

Unit Value:	$24.927	$9.718	$20.735	$14.287	$29.837

See accompanying notes to financial statements

4

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Statement of Operations

Year ended December 31, 2020

	Goldman Sachs	Delaware VIP	Delaware VIP	Delaware VIP
	VIT Government	Fund for	Growth &	Special	Delaware VIP	Delaware VIP
	Money Market	Income	Income	Situations	International	Growth Equity
Investment income:
Income:
Dividends	$5,116	$1,177,762	$955,598	$302,669	$—	$81,472
Expenses:
Mortality and expense risks (note 5)	42,202	278,545	652,687	252,813	265,015	275,041
Administrative charges (note 5)	1,896	6,555	21,184	7,495	6,982	6,119
Total expenses	44,098	285,100	673,871	260,308	271,997	281,160
Net investment income (loss)	(38,982)	892,662	281,727	42,361	(271,997)	(199,688)
Realized gain on investments:
Realized gain distributions	—	—	14,029,100	1,637,553	5,065,422	1,250,006
Realized gain (loss) on investments	—	(424,893)	(1,535,726)	(658,482)	(129,131)	795,042
Realized gains (losses)	—	(424,893)	12,493,374	979,071	4,936,291	2,045,048
Change in unrealized appreciation
(depreciation) on investments	—	534,177	(14,781,938)	(1,963,725)	(3,807,316)	3,027,935
Net increase (decrease) in net
assets resulting from operations	$(38,982)	$1,001,946	$(2,006,837)	$(942,293)	$856,978	$4,873,295

(Continued)

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FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Statement of Operations

Year ended December 31, 2020

	Delaware VIP	Delaware VIP				Delaware VIP
	Investment	Limited Duration	Delaware VIP	Delaware VIP	Covered Call	Equity
	Grade	Bond	Opportunity	Total Return	Strategy*	Income
Investment income:
Income:
Dividends	$573,938	$246,817	$126,175	$484,368	$145,650	$595,369
Expenses:
Mortality and expense risks (note 5)	222,924	124,207	256,320	319,562	64,974	325,914
Administrative charges (note 5)	6,127	3,394	5,836	7,716	1,551	8,780
Total expenses	229,051	127,601	262,156	327,278	66,525	334,694
Net investment income (loss)	344,887	119,216	(135,981)	157,090	79,125	260,675
Realized gain on investments:
Realized gain distributions	349,414	—	3,082,131	2,231,997	487,347	5,496,290
Realized gain (loss) on investments	87,489	64,383	191,795	(16,717)	(104,496)	(264,295)
Realized gains (losses)	436,903	64,383	3,273,926	2,215,280	382,851	5,231,995
Change in unrealized appreciation
(depreciation) on investments	742,594	2,677	(1,452,928)	(2,737,067)	(714,650)	(6,485,869)
Net increase (decrease) in net
assets resulting from operations	$1,524,384	$186,276	$1,685,017	$(364,697)	$(252,674)	$(993,199)

*	For period January 1, 2020 to December 11, 2020.

See accompanying notes to financial statements

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FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Goldman Sachs VIT		Delaware VIP		Delaware VIP		Delaware VIP
	Government Money Market		Fund for Income		Growth & Income		Special Situations
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(38,982)	$(2,639)	$892,662	$851,934	$281,727	$101,773	$42,361	$(174,945)
Realized gain distributions	—	—	—	—	14,029,100	9,588,977	1,637,553	1,622,849
Realized gain (loss) on investments	—	—	(424,893)	(128,215)	(1,535,726)	1,064,007	(658,482)	19,942
Change in unrealized appreciation
(depreciation) on investments	—	—	534,177	1,602,592	(14,781,938)	1,521,372	(1,963,725)	2,490,481
Net increase (decrease) in net assets
resulting from operations	(38,982)	(2,639)	1,001,946	2,326,311	(2,006,837)	12,276,129	(942,293)	3,958,327
From contract transactions:
Net insurance premiums from
contract owners	1,200	(828,375)	205,061	1,842,224	161,049	920,449	136,381	1,275,539
Transfers upon closing of sub-accounts	4,030,532	—	—	—	—	—	—	—
Transfers between sub-accounts	976,946	303,383	(503,108)	353,689	186,209	(741,607)	350,922	280,341
Transfers for contract benefits
and terminations	(1,471,266)	(628,915)	(3,445,160)	(2,478,228)	(9,017,181)	(8,024,377)	(3,485,660)	(3,034,246)
Increase (decrease) in net assets
derived from contract transactions	3,537,412	(1,153,907)	(3,743,207)	(282,315)	(8,669,923)	(7,845,535)	(2,998,357)	(1,478,366)
Net increase (decrease) in net assets	3,498,430	(1,156,546)	(2,741,261)	2,043,996	(10,676,760)	4,430,594	(3,940,650)	2,479,961
Net assets:
Beginning of year	2,517,156	3,673,702	22,740,688	20,696,692	58,340,294	53,909,700	24,019,412	21,539,451
End of year	$6,015,586	$2,517,156	$19,999,427	$22,740,688	$47,663,534	$58,340,294	$20,078,762	$24,019,412

(Continued)

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FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Delaware VIP		Delaware VIP		Delaware VIP		Delaware VIP
	International		Growth Equity		Investment Grade		Limited Duration Bond
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(271,997)	$(142,024)	$(199,688)	$(211,363)	$344,887	$432,014	$119,216	$(81,295)
Realized gain distributions	5,065,422	1,775,746	1,250,006	1,053,059	349,414	—	—	—
Realized gain (loss) on investments	(129,131)	408,761	795,042	280,615	87,489	(4,558)	64,383	29,604
Change in unrealized appreciation
(depreciation) on investments	(3,807,316)	2,350,939	3,027,935	2,579,129	742,594	1,465,598	2,677	322,238
Net increase (decrease) in net assets
resulting from operations	856,978	4,393,422	4,873,295	3,701,440	1,524,384	1,893,054	186,276	270,547
From contract transactions:
Net insurance premiums from
contract owners	104,990	1,327,438	110,939	1,553,150	3,850	123,876	46,278	250,468
Transfers upon closing of sub-accounts	—	—	—	—	—	—	—	—
Transfers between sub-accounts	22,653	(488,575)	(1,043,443)	822,736	92,782	150,743	486,149	(22,116)
Transfers for contract benefits
and terminations	(3,238,993)	(2,445,714)	(2,259,402)	(1,555,876)	(2,760,019)	(2,818,792)	(1,883,211)	(1,385,391)
Increase (decrease) in net assets
derived from contract transactions	(3,111,350)	(1,606,851)	(3,191,906)	820,010	(2,663,387)	(2,544,173)	(1,350,784)	(1,157,039)
Net increase (decrease) in net assets	(2,254,372)	2,786,571	1,681,389	4,521,450	(1,139,003)	(651,119)	(1,164,508)	(886,492)
Net assets:
Beginning of year	21,907,252	19,120,681	20,360,382	15,838,932	17,048,439	17,699,558	9,522,905	10,409,397
End of year	$19,652,880	$21,907,252	$22,041,771	$20,360,382	$15,909,436	$17,048,439	$8,358,397	$9,522,905

(Continued)

8

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Delaware VIP		Delaware VIP				Delaware VIP
	Opportunity		Total Return		Covered Call Strategy		Equity Income
	2020	2019	2020	2019	2020*	2019	2020	2019
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(135,981)	$(38,375)	$157,090	$126,221	$79,125	$(21,689)	$260,675	$472,493
Realized gain distributions	3,082,131	511,280	2,231,997	475,584	487,347	—	5,496,290	2,538,680
Realized gain (loss) on investments	191,795	432,280	(16,717)	313,741	(104,496)	48,431	(264,295)	773,848
Change in unrealized appreciation
(depreciation) on investments	(1,452,928)	4,003,164	(2,737,067)	3,154,671	(714,650)	1,004,596	(6,485,869)	1,764,317
Net increase (decrease) in net assets
resulting from operations	1,685,017	4,908,349	(364,697)	4,070,217	(252,674)	1,031,338	(993,199)	5,549,338
From contract transactions:
Net insurance premiums from
contract owners	115,365	1,412,836	59,677	962,188	778	415,445	9,618	378,937
Transfers upon closing of sub-accounts	—	—	—	—	(4,030,532)	—	—	—
Transfers between sub-accounts	(426,989)	(646,631)	(36,701)	(250,610)	(855,185)	132,474	180,348	(174,964)
Transfers for contract benefits
and terminations	(2,327,902)	(1,597,450)	(2,468,328)	(2,218,877)	(900,472)	(614,369)	(5,086,004)	(4,033,583)
Increase (decrease) in net assets
derived from contract transactions	(2,639,526)	(831,245)	(2,445,352)	(1,507,299)	(5,785,411)	(66,450)	(4,896,038)	(3,829,610)
Net increase (decrease) in net assets	(954,509)	4,077,104	(2,810,049)	2,562,918	(6,038,085)	964,888	(5,889,237)	1,719,728
Net assets:
Beginning of year	21,420,322	17,343,218	26,526,592	23,963,674	6,038,085	5,073,197	29,357,508	27,637,780
End of year	$20,465,813	$21,420,322	$23,716,543	$26,526,592	$—	$6,038,085	$23,468,271	$29,357,508

*	For period January 1, 2020 to December 11, 2020.

See accompanying notes to financial statements

9

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Notes to Financial Statements

December 31, 2020

(1)	Organization
First Investors Life Variable Annuity Fund D (“Separate Account D”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY.

Separate Account D was established by Foresters Life Insurance and Annuity Company (“FLIAC”) and operates in accordance with the regulations of the New York State Department of Financial Services (the “NYDFS”). On July 1, 2020, NNY completed its acquisition of 100% of the outstanding common stock of FLIAC from The Independent Order of Foresters, after receipt of insurance regulatory approval by the NYDFS. Effective July 8, 2020, FLIAC merged into NNY pursuant to a merger agreement.

Separate Account D is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Separate Account D currently consists of 11 investment options (also known as “sub-accounts”) that invest in shares of underlying mutual funds (“Funds”). Until October 4, 2019, the assets of Separate Account D were used to purchase shares of First Investors Life Series Funds, an open-end diversified management investment company registered under the 1940 Act. On October 4, 2019, each series of the First Investors Life Series Funds managed by Foresters Investment Management Company (“FIMCO”), an affiliate of FLIAC, reorganized into a substantially similar series of the Delaware VIP Trust, managed by Delaware Management Company, a series of Macquarie Investment Management Business Trust.

NNY offers two variable annuity contracts through Separate Account D, referred to as Tax Tamer II and First Choice Bonus Annuity. New policies of Tax Tamer II are no longer available for sale. Policyholders may continue to make additional payments under their respective Policy.

The contract holder directs the deposits into the sub-accounts that comprise Separate Account D and bears the investment risk if the sub-accounts do not meet their stated investment objectives. The sub-accounts invest in the Goldman Sachs VIT Government Money Market Fund and the following underlying Delaware VIP Fund Series portfolios: Fund for Income, Growth & Income, Special Situations, International, Growth Equity, Investment Grade, Limited Duration Bond, Opportunity, Total Return, and Equity Income.

10	(Continued)

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Notes to Financial Statements

December 31, 2020

On December 4, 2020 shares of the Delaware VIP Government Cash Management Series, the underlying portfolio for the Government Cash Management sub-account, were exchanged for shares of the Goldman Sachs VIT Government Money Market Fund with the same aggregate net asset value, and the sub-account name was changed to Goldman Sachs VIT Government Money Market. The Covered Call Strategy sub-account was closed on December 11, 2020. Shares of the Covered Call Strategy sub-account were exchanged for shares of the Goldman Sachs VIT Government Money Market sub-account with the same aggregate net asset value on the closing date.

The Delaware VIP Fund for Income, Delaware VIP Growth & Income, Delaware VIP Special Situations, Delaware VIP International, Delaware VIP Growth Equity, Delaware VIP Investment Grade, Delaware VIP Limited Duration Bond, Delaware VIP Opportunity, Delaware VIP Total Return, and Delaware VIP Equity Income sub-accounts were formerly named Fund for Income, Growth & Income, Special Situations, International, Growth Equity, Investment Grade, Limited Duration Bond, Opportunity, Total Return, and Equity Income, respectively.

NNY and Separate Account D are subject to regulation by the NYDFS and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from NNY’s other assets and liabilities and are legally insulated and not subject to claims against NNY’s general account assets.

(2)	Significant Accounting Practices
(a) Basis of Presentation
The financial statements of Separate Account D are presented in conformity with U.S. generally accepted accounting principles (“GAAP”) based on guidance in Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

(b) Use Of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

11	(Continued)

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Notes to Financial Statements

December 31, 2020

(c)	Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of investments in Separate Account D is determined using valuation techniques that maximize the use of observable inputs (Levels 1 and 2) and minimize the use of unobservable inputs (Level 3) within the fair value hierarchy established by the Financial Accounting Standards Board (“FASB”). The three levels of inputs within this hierarchy are described below:

Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities that Separate Account D has the ability to access.
Level 2 – observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – unobservable inputs for the asset and liability, to the extent relevant inputs are not available, representing Separate Account D’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
In August 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement, which amends ASC 820 to add, remove, and modify fair value measurement disclosure requirements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019. Separate Account D adopted the provisions of this guidance for its fiscal year beginning January 1, 2020 and adoption did not have an impact on the financial position, results of operations or changes in net assets of Separate Account D.

(d)	Subsequent Events
Management has evaluated subsequent events from the balance sheet date through April 12, 2021, the date that the financial statements were available to be issued.

12	(Continued)

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Notes to Financial Statements

December 31, 2020

The Company is continuously monitoring the market and economic turbulence arising from COVID-19, which was declared a pandemic in March 2020 by the World Health Organization. The pandemic, along with efforts to slow and manage the spread of the virus, have resulted in unprecedented impacts on the economy; however, significant monetary support by the Federal Reserve has softened the impact of COVID-19 on capital markets. These conditions directly and indirectly affect the companies in which Separate Account D’s underlying Funds invest, which has impacted the valuation of the Funds. While capital markets have improved, the fundamental impacts of COVID-19 persist and will continue to do so until vaccines are widely available and administered. In light of the uncertainty as to the length or severity of this pandemic, the Company cannot reasonably estimate the full impact of the pandemic on Separate Account D at this time, although it could be material. To date the Funds’ shares continue to be redeemed in the normal course of business at the current NAV.

(e)	Investments
Shares of the Funds held by each of the sub-accounts of Separate Account D are valued at net asset value (“NAV”) per share of such Funds, which value the underlying investment securities at fair value on a daily basis. The NAV is a Level 1 input within the FASB fair value hierarchy since there is a readily determinable market, there are no restrictions on the Funds’ redemption and sufficient transaction volumes exists. All distributions received from the Funds are reinvested to purchase additional shares of the Funds at net asset value. Investment transactions are accounted for on a trade date basis and average cost is the basis followed in determining the cost of investments sold for financial statement purposes.

(f)	Investment Income
Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date. Realized gains and losses are recorded on a trade date basis. Reinvested realized gain distributions are recorded when received. Average cost is used as the basis of investments held and sold. The change in the value of the Funds is recorded as unrealized appreciation or depreciation and is included in the accompanying statement of operations.

(g)	Federal Income Taxes
NNY is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and it together with the operations of Separate Account D are included in the consolidated federal income tax return

13	(Continued)

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Notes to Financial Statements

December 31, 2020

of NCNY. NCNY is no longer subject to U.S. federal income tax examination by tax authorities for years before 2016. Separate Account D is not taxed as a regulated investment company under Subchapter M of the Code. Under current provision of the Code, NNY does not expect to incur federal income taxes on the earnings of Separate Account D to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made to Separate Account D for federal income taxes. NNY will periodically review the tax liability of Separate Account D in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against Separate Account D.

(3)	Investments
At December 31, 2020, investments in Funds in which the sub-accounts of Separate Account D invest, were presented using the NAV of the Funds. There were no transfers between the Levels in the FASB fair value hierarchy during the year ended December 31, 2020.

Investments consist of the following at December 31, 2020:

		Net asset	Fair
	Shares	value	value	Cost
Goldman Sachs VIT Government Money Market	6,020,388	$1.00	$6,020,388	$6,020,388
Delaware VIP Fund for Income	3,109,099	$6.44	$20,022,599	$19,959,260
Delaware VIP Growth & Income	1,693,949	$28.17	$47,718,545	$53,096,661
Delaware VIP Special Situations	733,640	$27.40	$20,101,734	$20,500,203
Delaware VIP International	1,026,905	$19.16	$19,675,507	$19,484,090
Delaware VIP Growth Equity	1,115,057	$19.79	$22,066,972	$14,993,674
Delaware VIP Investment Grade	1,373,098	$11.60	$15,927,938	$14,742,223
Delaware VIP Limited Duration Bond	859,162	$9.74	$8,368,238	$8,106,380
Delaware VIP Opportunity	1,198,209	$17.10	$20,489,378	$16,938,416
Delaware VIP Total Return	1,890,435	$12.56	$23,743,866	$22,475,830
Delaware VIP Equity Income	1,457,540	$16.12	$23,495,552	$23,620,323

14	(Continued)

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Notes to Financial Statements

December 31, 2020

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

	Purchases	Sales
Goldman Sachs VIT Government Money Market	$5,013,795	$1,513,507
Delaware VIP Fund for Income	$2,055,325	$4,909,282
Delaware VIP Growth & Income	$15,693,953	$10,065,535
Delaware VIP Special Situations	$2,896,223	$4,219,435
Delaware VIP International	$5,366,069	$3,686,901
Delaware VIP Growth Equity	$1,990,179	$4,130,260
Delaware VIP Investment Grade	$1,646,587	$3,617,083
Delaware VIP Limited Duration Bond	$1,195,582	$2,439,081
Delaware VIP Opportunity	$4,035,434	$3,730,272
Delaware VIP Total Return	$3,581,694	$3,643,762
Covered Call Strategy	$830,014	$6,056,006
Delaware VIP Equity Income	$6,573,226	$5,719,087

(4)	Changes in Units
The changes in units outstanding for the years ended December 31, 2020 and 2019 were as follows:

	2020			2019
			Net			Net
	Units	Units	increase	Units	Units	increase
	issued	redeemed	(decrease)	issued	redeemed	(decrease)
Goldman Sachs VIT
Government Money Market	532,781	(202,245)	330,536	558,222	(664,383)	(106,161)
Delaware VIP Fund for Income	39,185	(216,387)	(177,202)	98,090	(110,542)	(12,452)
Delaware VIP Growth & Income	24,293	(295,348)	(271,055)	30,579	(264,402)	(233,823)
Delaware VIP Special Situations	51,098	(163,645)	(112,547)	53,568	(106,732)	(53,164)
Delaware VIP International	12,034	(138,667)	(126,633)	46,154	(109,158)	(63,004)
Delaware VIP Growth Equity	29,566	(187,373)	(157,807)	152,607	(104,974)	47,633
Delaware VIP Investment Grade	30,052	(146,589)	(116,537)	23,891	(139,394)	(115,503)
Delaware VIP Limited Duration Bond	98,093	(240,909)	(142,816)	51,096	(173,441)	(122,345)
Delaware VIP Opportunity	57,223	(198,915)	(141,692)	82,580	(126,536)	(43,956)
Delaware VIP Total Return	67,212	(254,633)	(187,421)	81,027	(190,229)	(109,202)
Covered Call Strategy	20,815	(518,477)	(497,662)	59,797	(62,603)	(2,806)
Delaware VIP Equity Income	18,411	(198,899)	(180,488)	12,366	(147,026)	(134,660)

15	(Continued)

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Notes to Financial Statements

December 31, 2020

(5)	Mortality and Expense Risks and Deductions
In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, NNY deducts an amount equal on an annual basis to 1.25% of the daily net asset value of Separate Account D. An additional administrative charge equal on an annual basis to 0.15% of the daily net asset value is deducted. These deductions are assessed through a reduction of unit values.

An annual contract maintenance charge of $30 ($35 for First Choice Bonus Annuity contracts) is deducted from the accumulated value of the contract on the last business day of the contract year or on the date of surrender of the contract, if earlier and is assessed through the redemption of units.

The Variable Annuity Contracts are sold without an initial sales charge, but at the time of a full or partial surrender of the Contract, they may be subject to a contingent deferred sales charge (“CDSC”) of 0% to 7% (0% to 8% for First Choice Bonus Annuity contracts) of the value of the Accumulation Units surrendered.

16	(Continued)

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Notes to Financial Statements

December 31, 2020

(6)	Financial Highlights

	Net assets
				Investment
				income ratio	Expense	Total return
	Units	Unit value ($)	($000s)	(%) [1]	ratio (%) [2]	(%) [3]
Goldman Sachs VIT
Government
Money Market:
December 31:
2020	560,234	10.737	6,016	0.17	1.40	(1.23)
2019	229,698	10.870	2,517	1.22	1.40	(0.06)
2018	335,859	10.876	3,674	1.23	1.40	(0.17)
2017	257,508	10.894	2,809	0.25	1.40	(1.14)
2016	305,563	11.019	3,370	—	1.40	(1.39)
Delaware VIP
Fund for Income:
December 31:
2020	842,032	23.743	19,999	5.96	1.40	6.44
2019	1,019,234	22.306	22,741	5.18	1.40	11.21
2018	1,031,686	20.057	20,697	5.19	1.40	(3.94)
2017	1,013,269	20.879	21,148	4.98	1.40	5.34
2016	1,015,194	19.821	20,131	5.55	1.40	9.57
Delaware VIP
Growth & Income:
December 31:
2020	1,345,476	35.407	47,664	2.07	1.40	(1.85)
2019	1,616,531	36.075	58,340	1.61	1.40	23.85
2018	1,850,354	29.127	53,910	1.44	1.40	(11.42)
2017	2,026,319	32.881	66,657	1.53	1.40	16.63
2016	2,181,636	28.192	61,520	1.44	1.40	8.35
Delaware VIP
Special Situations:
December 31:
2020	713,417	28.140	20,079	1.69	1.40	(3.22)
2019	825,964	29.075	24,019	0.70	1.40	18.68
2018	879,128	24.498	21,539	0.47	1.40	(17.76)
2017	851,520	29.787	25,373	0.90	1.40	16.62
2016	895,138	25.541	22,871	0.54	1.40	14.49
Delaware VIP
International:
December 31:
2020	711,331	27.614	19,653	—	1.40	5.67
2019	837,964	26.133	21,907	0.78	1.40	23.17
2018	900,968	21.217	19,121	0.79	1.40	(13.38)
2017	837,859	24.494	20,536	1.08	1.40	31.11
2016	900,289	18.681	16,824	1.25	1.40	(5.54)

17	(Continued)

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Notes to Financial Statements

December 31, 2020

	Net assets
				Investment
				income ratio	Expense	Total return
	Units	Unit value ($)	($000s)	(%) [1]	ratio (%) [2]	(%) [3]
Delaware VIP
Growth Equity:
December 31:
2020	878,031	25.095	22,042	0.42	1.40	27.69
2019	1,035,838	19.653	20,360	0.30	1.40	22.62
2018	988,205	16.027	15,839	0.31	1.40	(5.13)
2017	834,788	16.894	14,109	0.50	1.40	30.95
2016	862,840	12.901	11,133	0.60	1.40	2.59
Government: [4]
December 31:
2018	—	—	—	3.59	1.40	(2.50)
2017	475,165	17.156	8,156	1.98	1.40	0.12
2016	495,678	17.135	8,491	2.12	1.40	(0.92)
Delaware VIP
Investment Grade:
December 31:
2020	637,863	24.927	15,909	3.62	1.40	10.35
2019	754,400	22.589	17,048	3.84	1.40	11.06
2018	869,903	20.340	17,700	3.95	1.40	(3.39)
2017	946,482	21.053	19,942	3.89	1.40	3.27
2016	975,869	20.387	19,901	4.10	1.40	3.19
Delaware VIP
Limited Duration
Bond:
December 31:
2020	858,863	9.718	8,358	2.80	1.40	2.34
2019	1,001,679	9.495	9,523	0.65	1.40	2.64
2018	1,124,024	9.251	10,409	2.03	1.40	(1.61)
2017	320,333	9.402	3,011	1.72	1.40	(0.15)
2016	325,656	9.416	3,066	0.85	1.40	(0.76)
Delaware VIP
Opportunity:
December 31:
2020	987,037	20.735	20,466	0.69	1.40	9.26
2019	1,128,729	18.978	21,420	1.23	1.40	28.30
2018	1,172,685	14.792	17,343	0.52	1.40	(16.56)
2017	1,101,171	17.727	19,518	0.63	1.40	17.35
2016	1,082,150	15.107	16,348	0.43	1.40	6.75
Real Estate: [4]
December 31:
2018	—	—	—	1.83	1.40	0.67
2017	211,992	10.552	2,237	1.36	1.40	(0.14)
2016	186,778	10.567	1,974	0.48	1.40	5.09

18	(Continued)

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Notes to Financial Statements

December 31, 2020

	Net assets
				Investment
				income ratio	Expense	Total return
	Units	Unit value ($)	($000s)	(%) [1]	ratio (%) [2]	(%) [3]
Delaware VIP
Total Return:
December 31:
2020	1,659,736	14.287	23,717	2.14	1.40	(0.50)
2019	1,847,157	14.358	26,527	1.91	1.40	17.23
2018	1,956,359	12.248	23,964	1.61	1.40	(8.94)
2017	1,713,880	13.450	23,061	1.58	1.40	10.20
2016	1,686,959	12.206	20,598	1.43	1.40	5.13
Balanced Income: [4]
December 31:
2018	—	—	—	4.17	1.40	(5.28)
2017	275,104	11.151	3,067	1.09	1.40	8.05
2016	269,248	10.320	2,779	—	1.40	5.23
Covered Call
Strategy: [4]
December 31:
2020	—	—	—	3.05	1.40	(3.49)
2019	497,662	12.137	6,038	1.06	1.40	19.68
2018	500,468	10.141	5,073	0.88	1.40	(11.24)
2017	310,117	11.426	3,543	0.30	1.40	9.52
2016	182,832	10.432	1,907	—	1.40	4.32
Delaware VIP
Equity Income:
December 31:
2020	786,073	29.837	23,468	2.59	1.40	(1.72)
2019	966,561	30.358	29,358	3.02	1.40	21.00
2018	1,101,221	25.089	27,638	1.87	1.40	(9.69)
2017	1,161,258	27.781	32,272	1.88	1.40	13.91
2016	1,226,441	24.388	29,923	1.97	1.40	11.70

19	(Continued)

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

Notes to Financial Statements

December 31, 2020

1.	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2.	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the periods indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

3.	These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

4.	The Covered Call Strategy sub-account was launched on May 2, 2016. The total return for the Covered Call Strategy sub-account was calculated for the period May 2, 2016 to December 31, 2016. The Real Estate sub-account was closed on August 17, 2018. The total return for the Real Estate sub-account was calculated for the period January 1, 2018 to August 17, 2018. The Government and Balanced Income sub-accounts were closed on December 14, 2018. The total return for the Government and Balanced Income sub-accounts were calculated for the period January 1, 2018 to December 14, 2018. The Covered Call Strategy sub-account was closed on December 11, 2020. The total return for the Covered Call Strategy sub-account was calculated for the period January 1, 2020 to December 11, 2020.

20